Tangible Assets (Owned and Under Finance Leases) (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary Changes in Property, Plant and Equipment

The breakdown and movements are as follows:

	As of December 31, 2016	Addition	Depreciation	Impairment losses / Reversals	Disposals	Exchange Differences	Other changes	As of December 31, 2017
	(millions of euros)
Land	203	6				(2)	6	213
Buildings (civil and industrial)	509	10	(39)			(3)	11	488
Plant and equipment	11,709	2,601	(2,286)	(8)	(8)	(332)	373	12,049
Manufacturing and distribution equipment	38	12	(16)				2	36
Other	391	88	(159)		(2)	(18)	76	376
Construction in progress and advance payments	1,097	541		1	(1)	(41)	(543)	1,054

Total	13,947	3,258	(2,500)	(7)	(11)	(396)	(75)	14,216

	As of December 31, 2017	Addition	Depreciation	Impairment losses / Reversals	Disposals	Exchange Differences	Other changes	As of December 31, 2018
	(millions of euros)
Land	213	6				(1)	32	250
Buildings (civil and industrial)	488	79	(36)			(2)	59	588
Plant and equipment	12,049	2,013	(2,229)		(7)	(217)	487	12,096
Manufacturing and distribution equipment	36	8	(14)				1	31
Other	376	94	(162)		(2)	(13)	65	358
Construction in progress and advance payments	1,054	488			(4)	(21)	(589)	928

Total	14,216	2,688	(2,441)	—	(13)	(254)	55	14,251

Summary of Depreciation on Straight-line Basis Over the Estimated Useful Life of Assets

Depreciation for the years 2018 and 2017 was calculated on a straight-line basis over the estimated useful lives of the assets according to the following minimum and maximum rates:

Buildings (civil and industrial)	2%-5.55%
Plant and equipment	3%-50%
Manufacturing and distribution equipment	20%
Other	10%-50%

Summary of Gross Carrying Amount, Accumulated Impairment Losses and Accumulated Depreciation

The gross carrying amount, accumulated impairment losses and accumulated depreciation at December 31, 2018 and 2017 can be summarized as follows:

	As of December 31, 2017
	Gross carrying amount	Accumulated impairment losses	Accumulated depreciation	Net carrying amount
	(millions of euros)
Land	218	(5)		213
Buildings (civil and industrial)	1,717	—	(1,229)	488
Plant and equipment	68,964	(62)	(56,853)	12,049
Manufacturing and distribution equipment	310	(1)	(273)	36
Other	3,988	(2)	(3,610)	376
Construction in progress and advance payments	1,054	—		1,054

Total	76,251	(70)	(61,965)	14,216

	As of December 31, 2018
	Gross carrying amount	Accumulated impairment losses	Accumulated depreciation	Net carrying amount
	(millions of euros)
Land	253	(3)		250
Buildings (civil and industrial)	1,862	—	(1,274)	588
Plant and equipment	70,525	(62)	(58,367)	12,096
Manufacturing and distribution equipment	318	(1)	(286)	31
Other	3,885	(2)	(3,525)	358
Construction in progress and advance payments	928	—	—	928

Total	77,771	(68)	(63,452)	14,251

Assets held under finance lease [member]
Statement [LineItems]
Summary Changes in Property, Plant and Equipment

Assets held under finance lease decreased by 436 million euros compared to December 31, 2017. The breakdown and movements are as follows:

	As of December 31, 2016	Addition	Increases in finance lease contracts	Depreciation	Exchange Differences	Other changes	As of December 31, 2017
	(millions of euros)
Land	16						16
Buildings (civil and industrial)	1,835	47	2	(130)		14	1,768
Plant and equipment	365	72	14	(21)	(43)	(34)	353
Other	125		52	(29)	(1)	(9)	138
Construction in progress and advance payments	72	32				(48)	56

Total	2,413	151	68	(180)	(44)	(77)	2,331

	As of December 31, 2017	Addition	Increases in finance lease contracts	Depreciation	Exchange differences	Other changes	As of December 31, 2018
	(millions of euros)
Land	16						16
Buildings (civil and industrial)	1,768	32	12	(159)	—	(288)	1,365
Plant and equipment	353	9	6	(18)	(26)	(22)	302
Other	138		52	(38)	(1)	(3)	148
Construction in progress and advance payments	56	32				(24)	64

Total	2,331	73	70	(215)	(27)	(337)	1,895

Summary of Gross Carrying Amount, Accumulated Impairment Losses and Accumulated Depreciation

The gross carrying amount, accumulated impairment losses and accumulated depreciation at December 31, 2018 and 2017 can be summarized as follows:

	As of December 31, 2017
	Gross carrying amount	Accumulated impairment losses	Accumulated depreciation	Net carrying amount
	(millions of euros)
Land	16			16
Buildings (civil and industrial)	3,391	(27)	(1,596)	1,768
Plant and equipment	397		(44)	353
Other	200		(62)	138
Construction in progress and advance payments	56			56

Total	4,060	(27)	(1,702)	2,331

	As of December 31, 2018
	Gross carrying amount	Accumulated impairment losses	Accumulated depreciation	Net carrying amount
	(millions of euros)
Land	16			16
Buildings (civil and industrial)	2,792	(13)	(1,414)	1,365
Plant and equipment	370		(68)	302
Other	243		(95)	148
Construction in progress and advance payments	64			64

Total	3,485	(13)	(1,577)	1,895

Summsry of Finance Lease Payments Due in Future Years and Present Value

At December 31, 2018 and 2017, finance lease payments due in future years and their present value are as follows:

	As of December 31,
	2018		2017
	Minimum lease payments	Present value of minimum lease payments	Minimum lease payments	Present value of minimum lease payments
	(millions of euros)
Within 1 year	227	210	271	234
From 2 to 5 years	993	782	1,031	691
Beyond 5 years	1,745	831	2,878	1,391

Total	2,965	1,823	4,180	2,316

	As of December 31,
	2018	2017
	(millions of euros)
Future net minimum lease payments	2,965	4,180
Interest portion	(1,142)	(1,864)

Present value of lease payments	1,823	2,316

Financial lease liabilities	1,948	2,430
Financial receivables for lease contracts	(124)	(114)

Total net finance lease liabilities	1,823	2,316